Details of Significant Accounts - Summary of Net Defined benefit Liablities (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Balance at January 1	$ 5,102		$ 5,055
Current service cost			59
Interest expense / income	66		87
Payments from plan, net defined benefit liability (asset)	5,168		5,201
Remeasurements:
Change in financial assumptions	162		312
Experience adjustments	365		(188)
Remeasurements, total	527		124
Pension fund contribution	(191)		(223)
Balance at December 31	5,504	$ 180	5,102
Present Value of Defined Benefit Obligations
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Balance at January 1	6,421		6,141
Current service cost			59
Interest expense / income	83		105
Payments from plan, net defined benefit liability (asset)	6,504		6,305
Remeasurements:
Change in financial assumptions	162		312
Experience adjustments	398		(196)
Remeasurements, total	560		116
Balance at December 31	7,064	231	6,421
Fair Value of Plan Assets
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Balance at January 1	(1,319)		(1,086)
Interest expense / income	(17)		(18)
Payments from plan, net defined benefit liability (asset)	(1,336)		(1,104)
Remeasurements:
Experience adjustments	(33)		8
Remeasurements, total	(33)		8
Pension fund contribution	(191)		(223)
Balance at December 31	$ (1,560)	$ (51)	$ (1,319)